Schedule of Private Placement Notes Payable (Details) - USD ($)	Mar. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total related party Private Placement Notes		$ 10,162,124	$ 1,926
Chief Executive Officer [Member] | Private Placement Secured Demand Notes [Member]
Related Party Transaction [Line Items]
Total related party Private Placement Notes		1,073	1,051
ICap International Investments, LLC [Member] | Private Placement Secured Demand Notes [Member]
Related Party Transaction [Line Items]
Total related party Private Placement Notes	$ 1,755,467	10,159,918
Employees [Member] | Private Placement Secured Demand Notes [Member]
Related Party Transaction [Line Items]
Total related party Private Placement Notes		$ 1,133	$ 875